Related party disclosures - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 09, 2017	Apr. 30, 2016	Apr. 27, 2016	Apr. 30, 2015	Apr. 14, 2015
BPI France Participation – Fonds Large Venture
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)	10.00%
Alok Sharma, member of the board of directors
Disclosure of transactions between related parties [line items]
Services in business development and strategy	$ 108,000	$ 155,000
Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)	5.00%
2015 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount							$ 12,000,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount						$ 12,000,000
Fair value of convertible note	$ 21,600,000
2016 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount			$ 160,000		$ 7,160,000.00
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount				$ 6,000,000